Events after balance sheet date	6 Months Ended
Jun. 30, 2020
Events after balance sheet date
Events after balance sheet date

14. Events after balance sheet date

On July 14, 2020, the Company entered into a convertible debt financing agreement with Pontifax Medison Debt Financing.  Under the agreement, the Company will have access to up to $ 30 million in convertible debt financing in three tranches of $ 10 million each that will mature over a 54 month period and have an interest-only period of 24 months.

Pontifax may elect to convert the outstanding loan into ProQR ordinary shares at any time prior to repayment at a fixed conversion price. ProQR also has the ability to convert the loan into its ordinary shares, at the same conversion price, if the Company’s stock price reaches a pre-determined threshold.

In connection with the loan agreement, the Company issued to Pontifax warrants to purchase up to an aggregate of 190,424 shares of its common stock at a fixed exercise price.

Subsequent to the closing with Pontifax, the loan facility was expanded by an additional €15 million (in three tranches of €5 million) with Kreos Capital.